Partnership Organization and Formation	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Partnership Organization and Formation [Abstract]
Partnership Organization and Formation
1.	Partnership Organization and Formation
Suburban Propane Partners, L.P. (the “Partnership”) is a publicly traded Delaware limited partnership principally engaged, through its operating partnership and subsidiaries, in the retail marketing and distribution of propane, fuel oil and refined fuels, as well as the marketing of natural gas and electricity in deregulated markets. In addition, to complement its core marketing and distribution businesses, the Partnership services a wide variety of home comfort equipment, particularly for heating and ventilation. The publicly traded limited partner interests in the Partnership are evidenced by common units traded on the New York Stock Exchange (“Common Units”), with 35,500,806 Common Units outstanding at March 24, 2012. The holders of Common Units are entitled to participate in distributions and exercise the rights and privileges available to limited partners under the Third Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), as amended. Rights and privileges under the Partnership Agreement include, among other things, the election of all members of the Board of Supervisors and voting on the removal of the general partner.
Suburban Propane, L.P. (the “Operating Partnership”), a Delaware limited partnership, is the Partnership's operating subsidiary formed to operate the propane business and assets. In addition, Suburban Sales & Service, Inc. (the “Service Company”), a subsidiary of the Operating Partnership, was formed to operate the service work and appliance and parts businesses of the Partnership. The Operating Partnership, together with its direct and indirect subsidiaries, accounts for substantially all of the Partnership's assets, revenues and earnings. The Partnership, the Operating Partnership and the Service Company commenced operations in March 1996 in connection with the Partnership's initial public offering.
The general partner of both the Partnership and the Operating Partnership is Suburban Energy Services Group LLC (the “General Partner”), a Delaware limited liability company, the sole member of which is the Partnership's Chief Executive Officer. Other than as a holder of 784 Common Units that will remain in the General Partner, the General Partner does not have any economic interest in the Partnership or the Operating Partnership.
The Partnership's fuel oil and refined fuels, natural gas and electricity and services businesses are structured as corporate entities (collectively referred to as the “Corporate Entities”) and, as such, are subject to corporate level federal and state income tax.
Suburban Energy Finance Corporation, a direct 100%-owned subsidiary of the Partnership, was formed on November 26, 2003 to serve as co-issuer, jointly and severally, with the Partnership of the Partnership's senior notes.

1.	Partnership Organization and Formation

Suburban Propane Partners, L.P. (the “Partnership”) is a publicly traded Delaware limited partnership principally engaged, through its operating partnership and subsidiaries, in the retail marketing and distribution of propane, fuel oil and refined fuels, as well as the marketing of natural gas and electricity in deregulated markets.  In addition, to complement its core marketing and distribution businesses, the Partnership services a wide variety of home comfort equipment, particularly for heating and ventilation.  The publicly traded limited partner interests in the Partnership are evidenced by common units traded on the New York Stock Exchange (“Common Units”), with 35,428,855 Common Units outstanding at September 24, 2011.  The holders of Common Units are entitled to participate in distributions and exercise the rights and privileges available to limited partners under the Third Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), adopted on October 19, 2006 following approval by Common Unitholders at the Partnership's Tri-Annual Meeting and as thereafter amended by the Board of Supervisors on July 31, 2007, pursuant to the authority granted to the Board in the Partnership Agreement.  Rights and privileges under the Partnership Agreement include, among other things, the election of all members of the Board of Supervisors and voting on the removal of the general partner.

Suburban Propane, L.P. (the “Operating Partnership”), a Delaware limited partnership, is the Partnership's operating subsidiary formed to operate the propane business and assets.  In addition, Suburban Sales & Service, Inc. (the “Service Company”), a subsidiary of the Operating Partnership, was formed to operate the service work and appliance and parts businesses of the Partnership.  The Operating Partnership, together with its direct and indirect subsidiaries, accounts for substantially all of the Partnership's assets, revenues and earnings.  The Partnership, the Operating Partnership and the Service Company commenced operations in March 1996 in connection with the Partnership's initial public offering.

The general partner of both the Partnership and the Operating Partnership is Suburban Energy Services Group LLC (the “General Partner”), a Delaware limited liability company, the sole member of which is the Partnership's Chief Executive Officer.  Other than as a holder of 784 Common Units that will remain in the General Partner, the General Partner does not have any economic interest in the Partnership or the Operating Partnership.

The Partnership's fuel oil and refined fuels, natural gas and electricity and services businesses are structured as corporate entities (collectively referred to as the “Corporate Entities”) and, as such, are subject to corporate level income tax.

Suburban Energy Finance Corporation, a direct 100%-owned subsidiary of the Partnership, was formed on November 26, 2003 to serve as co-issuer, jointly and severally with the Partnership, of the Partnership's senior notes.

The Partnership serves approximately 750,000 residential, commercial, industrial and agricultural customers from approximately 300 locations in 30 states.  The Partnership's operations are concentrated in the east and west coast regions of the United States, including Alaska.  No single customer accounted for 10% or more of the Partnership's revenues during fiscal 2011, 2010 or 2009.